LOANS (Details 7) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of loans and receivables [Line Items]
Total gross rent payments receivable	$ 16,445,998	$ 17,071,858
Less amounts representing running costs (such as taxes, maintenance, insurances ,etc.,)	(225)	(2,527)
Plus Estimated residual amount of assets given for rental (without guarantee)	21,673	21,162
Gross investment in contracts of financial leasing	16,467,446	17,090,493
Less unrealized financial income	(5,300,516)	(6,014,686)
Net investment in contracts of financial leasing	11,166,930	11,075,807
Impairment of net investment in financial leasing	$ (297,319)	$ (236,438)